Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 13 - Subsequent Events

On November 1, 2019, the Company net issued 16 shares of Common Stock in satisfaction of a cashless exercise of vested Common Stock options.

The Company has evaluated subsequent events from the balance sheet date through November 14, 2019, the date at which the financial statements were issued, and determined that there were no other items that require adjustment to or disclosure in the financial statements.

16. Subsequent Events

In January 2019, the Company net issued 924 shares of Common Stock for a cashless exercise of vested common share options.

Also in January 2019, the Company issued 1,929 shares of Common Stock to certain employees in net settlement of bonus compensation of $49 accrued at December 31, 2018.

In March 2019, the Company issued an aggregate of 1,591 shares of Common Stock for the exercise of certain warrants. The net proceeds to the company for this exercise was $37.

On March 20, 2019 we received notice from the listing qualifications staff of the Nasdaq Stock Market, notifying us that the closing bid price of our Common Stock was greater than $1.00 per share for ten consecutive business days and that we had regained compliance with the minimum bid price requirement of the Nasdaq Stock Market.